Supplemental information to the Consolidated Statement of Cash Flows- Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned (“OREO”)	$ 5	$ 7	$ 16
Change in assets of consolidated VIEs	209	134	3,419
Change in liabilities of consolidated VIEs	50	96	3,478
Change in noncontrolling interests of consolidated VIEs	50	163	29
Disposition of business	$ 0	$ 0	$ 544